PROPERTY AND EQUIPMENT NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT NET
Depreciation expense	$ 638,612	$ 18,652	$ 15,891
Loss from disposal of property and equipment	$ 1,000,000.0